Property, Plant and Equipment and Construction in Progress	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

(a) At December 31, 2019 and 2018, property, plant and equipment consisted of the following:

	As of
	December 31, 2019	December 31, 2018
Buildings	$11,188,399	$10,330,265
Machinery	19,416,746	18,753,984
Motor vehicles	254,456	258,646
Electronic equipment	177,153	106,542
Fixed assets decoration*	-	198,085
Total property plant and equipment, at cost	31,036,754	29,647,522

Less: accumulated depreciation	(10,650,893)	(9,196,393)
Property, plant and equipment, net	$20,385,861	$20,451,129
Construction in process	244,390	1,607,324
Total	$20,630,251	$22,058,453

For the years ended December 31, 2019 and 2018, depreciation expense amounted to $2.21 million and $1.49 million, respectively, of which $1.67 million and $1.16 million, respectively, was included in cost of revenue and inventories, and the remainder was included in general and administrative expense, respectively.

For the years ended December 31, 2019 and 2018, $2.26 million and $17.43 million of construction in progress were converted into fixed assets.

Restricted assets consist of the following:

	As of
	December 31, 2019	December 31, 2018
Buildings, net	$11,188,399	$-
Machinery, net	9,264,345	-
Total	20,452,744	-

As of December 31, 2019, the Company pledged its Buildings ownership of buildings for net book value of RMB72.97 million ($10.46 million) as security with ABC Xinchang and Rural commercial bank, for its loan facility with maximum exposure of RMB106.58 million.

On January 3, 2019, the Company sold a set of manufacturing equipment to third parties for aggregate proceeds of $3.08 million (RMB21.25 million) and the Company entered into lease agreements under which the Company agreed to lease back each of the properties for an initial term of 3 years. On April 26, 2019, the Company sold various equipment including the general assembly line and the differential assembly line to third parties for aggregate proceeds of $2.12 million (RMB14.66 million) and the Company entered into lease agreements under which the Company agreed to lease back each of the properties for an initial term of 2 years. The Company determined it did not relinquish control of the assets to the buyer-lessor. Therefore, the Company accounted for the transaction as a failed sale-leaseback whereby the Company continues to depreciate the assets and recorded a financing obligation for the consideration received from the buyer-lessor.

As of December 31, 2018, the Company had no restricted assets.